Goodwill And Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of The Components Of Intangible Assets Subject to Amortization

The following table presents the components of intangible assets subject to amortization:

(¥ in millions)
	2013			2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software	¥21,032	¥(9,998)	¥11,034	¥16,292	¥(8,378)	¥7,914
Customer relationships	6,795	(566)	6,229	6,441	—	6,441
Technological know-how	3,368	(458)	2,910	3,051	(4)	3,047
Others	4,959	(1,369)	3,590	4,785	(309)	4,476

Total	¥36,154	¥(12,391)	¥23,763	¥30,569	¥(8,691)	¥21,878

Schedule Of Future Estimated Amortization Expenses Of Intangible Assets

The following table presents the estimated aggregate amortization expenses for intangible assets for each of the next five years:

(¥ in millions)
Years ending March 31:
2014	¥4,943
2015	4,332
2016	3,811
2017	3,408
2018	2,681